Labor and Social Security Obligations - Summary of Labor and Social Security Obligations (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Labor And Social Security Obligations [Abstract]
Profits sharing	R$ 101,880	R$ 37,802
Labor provisions	4,419	2,922
Labor and social security obligations	R$ 106,299	R$ 40,724